UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Large-Cap Index Fund	Shares	Market Value (000)
COMMON STOCKS (100.0%)
Auto & Transportation (2.1%)
United Parcel Service, Inc.	4,547	$345
Ford Motor Co.	13,976	196
FedEx Corp.	2,248	193
General Motors Corp.	3,994	170
Harley-Davidson, Inc.	2,308	137
Union Pacific Corp.	1,988	116
Burlington Northern Santa Fe Corp.	2,968	114
Norfolk Southern Corp.	3,125	93
PACCAR, Inc.	1,319	91
Southwest Airlines Co.	5,571	76
CSX Corp.	1,686	56
Genuine Parts Co.	1,352	52
Expeditors International of Washington, Inc.	883	46
Delphi Corp.	4,057	38
Lear Corp.	548	30
C.H. Robinson Worldwide, Inc.	560	26
Dana Corp.	1,146	20
Gentex Corp.	564	20
* JetBlue Airways Corp.	456	10
* TRW Automotive Holdings Corp.	134	3

		1,832

Consumer Discretionary (14.0%)
Wal-Mart Stores, Inc.	21,916	1,166
Home Depot, Inc.	17,541	688
* Time Warner, Inc.	34,590	558
Viacom Inc. Class B	12,066	405
The Walt Disney Co.	16,127	364
* eBay Inc.	3,928	361
Lowe's Cos., Inc.	5,923	322
* Yahoo! Inc.	9,490	322
Gillette Co.	7,507	313
Target Corp.	6,885	312
McDonald's Corp.	10,003	280
Kimberly-Clark Corp.	3,985	257
Gannett Co., Inc.	2,174	182
Liberty Media Corp.	20,146	176
Cendant Corp.	7,982	172
Avon Products, Inc.	3,727	163
Costco Wholesale Corp.	3,579	149
* Starbucks Corp.	3,141	143
Carnival Corp.	2,995	142
Clear Channel Communications, Inc.	4,112	128
Waste Management, Inc.	4,543	124
NIKE, Inc. Class B	1,532	121
Best Buy Co., Inc.	2,200	119
The McGraw-Hill Cos., Inc.	1,492	119
* Kohl's Corp.	2,427	117
Staples, Inc.	3,870	115
* Electronic Arts Inc.	2,390	110
Omnicom Group Inc.	1,504	110
International Game Technology	2,778	100
* Amazon.com, Inc.	2,370	97
* DirecTV Group, Inc.	5,433	96
Yum! Brands, Inc.	2,272	92
The Gap, Inc.	4,900	92
* Apollo Group, Inc. Class A	1,246	91
* Bed Bath & Beyond, Inc.	2,383	88
* Accenture Ltd.	3,262	88
TJX Cos., Inc.	3,877	85
* IAC/InterActiveCorp	3,742	82
Marriott International, Inc. Class A	1,541	80
J.C. Penney Co., Inc. (Holding Co.)	2,199	78
Starwood Hotels & Resorts Worldwide, Inc.	1,636	76
Limited Brands, Inc.	3,335	74
Tribune Co.	1,792	74
Eastman Kodak Co.	2,255	73
Federated Department Stores, Inc.	1,483	67
* Coach, Inc.	1,545	66
Mattel, Inc.	3,362	61
* EchoStar Communications Corp. Class A	1,880	59
Sears, Roebuck & Co.	1,466	58
* Univision Communications Inc.	1,831	58
May Department Stores Co.	2,205	57
Harman International Industries, Inc.	520	56
Hilton Hotels Corp.	2,914	55
* Fisher Scientific International Inc.	874	51
R.R. Donnelley & Sons Co.	1,560	49
Harrah's Entertainment, Inc.	903	48
Black & Decker Corp.	597	46
* Fox Entertainment Group, Inc. Class A	1,612	45
* AutoZone Inc.	569	44
Dollar General Corp.	2,126	43
* XM Satellite Radio Holdings, Inc.	1,379	43
Washington Post Co. Class B	46	42
Newell Rubbermaid, Inc.	2,096	42
New York Times Co. Class A	1,058	41
Cintas Corp.	984	41
* VeriSign, Inc.	2,016	40
Knight Ridder	608	40
* Liberty Media International Inc. Class A	1,177	39
Leggett & Platt, Inc.	1,380	39
Estee Lauder Cos. Class A	924	39
Republic Services, Inc. Class A	1,294	39
Jones Apparel Group, Inc.	1,066	38
Tiffany & Co.	1,232	38
RadioShack Corp.	1,286	37
VF Corp.	715	35
* Office Depot, Inc.	2,330	35
* Caesars Entertainment, Inc.	2,089	35
E.W. Scripps Co. Class A	723	35
Family Dollar Stores, Inc.	1,270	34
Liz Claiborne, Inc.	900	34
Mandalay Resort Group	493	34
Robert Half International, Inc.	1,292	33
* Interpublic Group of Cos., Inc.	3,126	33
Michaels Stores, Inc.	554	33
Whirlpool Corp.	538	32
Manpower Inc.	722	32
PETsMART, Inc.	1,120	32
* Mohawk Industries, Inc.	392	31
* ChoicePoint Inc.	719	31
ServiceMaster Co.	2,384	31
Fastenal Co.	532	31
* Kmart Holding Corp.	344	30
Nordstrom, Inc.	779	30
Ross Stores, Inc.	1,268	30
* MGM Mirage, Inc.	586	29
* Williams-Sonoma, Inc.	760	29
CDW Corp.	490	28
* Toys R Us, Inc.	1,595	28
* Sirius Satellite Radio, Inc.	8,670	28
Darden Restaurants Inc.	1,162	27
The Stanley Works	636	27
Foot Locker, Inc.	1,123	27
Wendy's International, Inc.	792	27
* AutoNation, Inc.	1,556	27
Sabre Holdings Corp.	1,038	25
* Lamar Advertising Co. Class A	604	25
* Iron Mountain, Inc.	736	25
Alberto-Culver Co. Class B	549	24
Abercrombie & Fitch Co.	749	24
* Brinker International, Inc.	757	24
International Flavors & Fragrances, Inc.	608	23
Circuit City Stores, Inc.	1,509	23
Aramark Corp. Class B	936	23
Outback Steakhouse	532	22
GTECH Holdings Corp.	868	22
Hasbro, Inc.	1,161	22
* Dollar Tree Stores, Inc.	796	21
* Career Education Corp.	753	21
* Advance Auto Parts, Inc.	617	21
* Chico's FAS, Inc.	603	21
Meredith Corp.	336	17
* CarMax, Inc.	776	17
Belo Corp. Class A	730	16
* The Cheesecake Factory	376	16
* Tech Data Corp.	408	16
Polo Ralph Lauren Corp.	404	15
* Weight Watchers International, Inc.	368	14
Reebok International Ltd.	386	14
* Pixar, Inc.	178	14
* Convergys Corp.	1,020	14
* Allied Waste Industries, Inc.	1,432	13
The McClatchy Co. Class A	172	12
* Westwood One, Inc.	605	12
* Rent-A-Center, Inc.	443	11
* Entercom Communications Corp.	341	11
* Corinthian Colleges, Inc.	803	11
Maytag Corp.	567	10
International Speedway Corp.	204	10
* Dex Media, Inc.	478	10
Saks Inc.	805	10
* Columbia Sportswear Co.	148	8
Hearst-Argyle Television Inc.	296	7
Regal Entertainment Group Class A	328	6
* Radio One, Inc. Class D	404	6
* Citadel Broadcasting Corp.	432	6
* Exult Inc.	1,000	5
* Cox Radio, Inc.	344	5
* Hewitt Associates, Inc.	192	5
Metro-Goldwyn-Mayer Inc.	416	5
* Adesa, Inc.	80	1
* Radio One, Inc.	80	1
Blockbuster Inc. Class A	116	1

		11,938

Consumer Staples (6.8%)
The Procter & Gamble Co.	19,328	1,046
Altria Group, Inc.	16,248	764
The Coca-Cola Co.	17,366	695
PepsiCo, Inc.	13,494	656
Anheuser-Busch Cos., Inc.	6,396	319
Walgreen Co.	8,067	289
Colgate-Palmolive Co.	4,181	189
Sysco Corp.	4,996	149
Sara Lee Corp.	6,210	142
CVS Corp.	3,159	133
General Mills, Inc.	2,390	107
ConAgra Foods, Inc.	4,171	107
H.J. Heinz Co.	2,792	101
Kellogg Co.	1,999	85
* The Kroger Co.	5,440	84
Wm. Wrigley Jr. Co.	1,239	78
Kraft Foods Inc.	2,161	69
* Safeway, Inc.	3,521	68
The Clorox Co.	1,221	65
Hershey Foods Corp.	1,361	64
Albertson's, Inc.	2,508	60
UST, Inc.	1,316	53
Reynolds American Inc.	714	49
Campbell Soup Co.	1,720	45
Whole Foods Market, Inc.	513	44
The Pepsi Bottling Group, Inc.	1,362	37
Coca-Cola Enterprises, Inc.	1,921	36
* Dean Foods Co.	1,168	35
McCormick & Co., Inc.	970	33
Tyson Foods, Inc.	1,816	29
* Constellation Brands, Inc. Class A	733	28
SuperValu Inc.	988	27
Hormel Foods Corp.	679	18
J.M. Smucker Co.	396	18
* Del Monte Foods Co.	1,645	17
Brown-Forman Corp. Class B	343	16
* Smithfield Foods, Inc.	620	16
Adolph Coors Co. Class B	188	13
Carolina Group	388	9
PepsiAmericas, Inc.	480	9

		5,802

Financial Services (22.6%)
Citigroup, Inc.	40,909	1,805
Bank of America Corp.	32,292	1,399
American International Group, Inc.	17,555	1,194
JPMorgan Chase & Co.	27,811	1,105
Wells Fargo & Co.	13,397	799
Fannie Mae	7,677	487
Wachovia Corp.	10,353	486
American Express Co.	9,048	466
U.S. Bancorp	14,939	432
Morgan Stanley	7,839	386
Merrill Lynch & Co., Inc.	7,193	358
Freddie Mac	5,417	353
First Data Corp.	6,928	301
Washington Mutual, Inc.	6,825	267
Allstate Corp.	5,260	252
MBNA Corp.	9,661	243
The Goldman Sachs Group, Inc.	2,522	235
Metropolitan Life Insurance Co.	6,005	232
Prudential Financial, Inc.	4,151	195
Automatic Data Processing, Inc.	4,689	194
National City Corp.	4,997	193
Fifth Third Bancorp	3,780	186
Marsh & McLennan Cos., Inc.	3,970	182
The Bank of New York Co., Inc.	6,130	179
Countrywide Financial Corp.	4,409	174
BB&T Corp.	4,326	172
St. Paul Travelers Cos., Inc.	4,951	164
AFLAC Inc.	3,994	157
SLM Corp.	3,447	154
Lehman Brothers Holdings, Inc.	1,852	148
The Hartford Financial Services Group Inc.	2,355	146
SunTrust Banks, Inc.	2,035	143
Capital One Financial Corp.	1,914	141
Progressive Corp. of Ohio	1,660	141
PNC Financial Services Group	2,250	122
Golden West Financial Corp.	1,071	119
Regions Financial Corp.	3,435	114
State Street Corp.	2,615	112
SouthTrust Corp.	2,566	107
The Chubb Corp.	1,493	105
KeyCorp	3,079	97
The Principal Financial Group, Inc.	2,577	93
Mellon Financial Corp.	3,285	91
ACE Ltd.	2,213	89
Simon Property Group, Inc. REIT	1,621	87
Equity Office Properties Trust REIT	3,158	86
XL Capital Ltd. Class A	1,106	82
Bear Stearns Co., Inc.	849	82
Paychex, Inc.	2,647	80
Comerica, Inc.	1,339	79
Moody's Corp.	1,069	78
CIGNA Corp.	1,112	77
Charles Schwab Corp.	7,938	73
Ambac Financial Group, Inc.	892	71
Equity Residential REIT	2,197	68
Lincoln National Corp.	1,448	68
AmSouth Bancorp	2,776	68
MBIA, Inc.	1,130	66
Franklin Resources Corp.	1,173	65
H & R Block, Inc.	1,309	65
CIT Group Inc.	1,678	63
Marshall & Ilsley Corp.	1,504	61
Aon Corp.	2,084	60
Vornado Realty Trust REIT	953	60
North Fork Bancorp, Inc.	1,341	60
Northern Trust Corp.	1,459	60
Sovereign Bancorp, Inc.	2,682	59
Loews Corp.	979	57
Jefferson-Pilot Corp.	1,129	56
* SunGard Data Systems, Inc.	2,347	56
M & T Bank Corp.	561	54
Popular, Inc.	2,024	53
* Fiserv, Inc.	1,524	53
Synovus Financial Corp.	2,009	53
Rouse Co. REIT	781	52
National Commerce Financial Corp.	1,514	52
ProLogis REIT	1,456	51
General Growth Properties Inc. REIT	1,641	51
MGIC Investment Corp.	760	51
Torchmark Corp.	915	49
Plum Creek Timber Co. Inc. REIT	1,384	48
Banknorth Group, Inc.	1,364	48
Archstone-Smith Trust REIT	1,477	47
Cincinnati Financial Corp.	1,131	47
T. Rowe Price Group Inc.	911	46
The Chicago Mercantile Exchange	287	46
Fidelity National Financial, Inc.	1,215	46
SAFECO Corp.	971	44
Boston Properties, Inc. REIT	793	44
Legg Mason Inc.	797	42
Huntington Bancshares Inc.	1,691	42
Compass Bancshares Inc.	960	42
Zions Bancorp	688	42
First Horizon National Corp.	954	41
New York Community Bancorp, Inc.	1,957	40
Duke Realty Corp. REIT	1,196	40
Kimco Realty Corp. REIT	760	39
Green Point Financial Corp.	834	39
Everest Re Group, Ltd.	500	37
* Host Marriott Corp. REIT	2,614	37
UnumProvident Corp.	2,240	35
Radian Group, Inc.	744	34
* The Dun & Bradstreet Corp.	580	34
Public Storage, Inc. REIT	684	34
* Providian Financial Corp.	2,175	34
Old Republic International Corp.	1,340	34
Avalonbay Communities, Inc. REIT	556	33
Commerce Bancorp, Inc.	564	31
The PMI Group Inc.	764	31
UnionBanCal Corp.	516	31
Hibernia Corp. Class A	1,156	31
Doral Financial Corp.	732	30
* E*TRADE Financial Corp.	2,631	30
Equifax, Inc.	1,120	30
TCF Financial Corp.	961	29
Associated Banc-Corp	900	29
* Genworth Financial Inc.	1,229	29
iStar Financial Inc. REIT	691	28
White Mountains Insurance Group Inc.	54	28
Mercantile Bankshares Corp.	588	28
Liberty Property Trust REIT	704	28
Developers Diversified Realty Corp. REIT	711	28
RenaissanceRe Holdings Ltd.	532	27
Health Care Properties Investors REIT	1,049	27
Apartment Investment & Management Co. Class A REIT	749	26
Allied Capital Corp.	1,064	26
AMB Property Corp. REIT	676	25
Investors Financial Services Corp.	540	24
* DST Systems, Inc.	543	24
Arthur J. Gallagher & Co.	728	24
W.R. Berkley Corp.	572	24
City National Corp.	362	24
PartnerRe Ltd.	412	23
Fulton Financial Corp.	1,049	22
Leucadia National Corp.	396	22
Regency Centers Corp. REIT	479	22
Protective Life Corp.	540	21
* Ameritrade Holding Corp.	1,767	21
Hospitality Properties Trust REIT	492	21
Weingarten Realty Investors REIT	629	21
Janus Capital Group Inc.	1,505	20
Bank of Hawaii Corp.	433	20
A.G. Edwards & Sons, Inc.	588	20
Independence Community Bank Corp.	516	20
Commerce Bancshares, Inc.	418	20
Astoria Financial Corp.	566	20
SEI Corp.	585	20
New Plan Excel Realty Trust REIT	769	19
Valley National Bancorp	751	19
Friedman, Billings, Ramsey Group, Inc. REIT	1,004	19
* Markel Corp.	62	19
Brown & Brown, Inc.	418	19
Assurant, Inc.	722	19
Axis Capital Holdings Ltd.	711	18
Federated Investors, Inc.	596	17
Deluxe Corp.	404	17
Hudson City Bancorp, Inc.	460	16
Eaton Vance Corp.	398	16
Unitrin, Inc.	375	16
* CheckFree Corp.	559	15
Dow Jones & Co., Inc.	376	15
Fair, Isaac, Inc.	516	15
Wilmington Trust Corp.	406	15
Nationwide Financial Services, Inc.	413	15
BlackRock, Inc.	184	14
Transatlantic Holdings, Inc.	223	12
* WellChoice Inc.	294	11
Erie Indemnity Co. Class A	204	10
Mercury General Corp.	196	10
Montpelier Re Holdings Ltd.	248	9
* CapitalSource Inc.	392	9
Total System Services, Inc.	344	9
* BOK Financial Corp.	175	8
Capitol Federal Financial	180	6
Student Loan Corp.	16	2
Nuveen Investments, Inc. Class A	71	2

		19,315

Health Care (13.1%)
Pfizer Inc.	60,393	1,848
Johnson & Johnson	23,510	1,324
* Amgen, Inc.	10,265	582
Merck & Co., Inc.	17,526	578
Abbott Laboratories	11,754	498
Medtronic, Inc.	9,587	497
Eli Lilly & Co.	8,094	486
Wyeth	10,492	392
UnitedHealth Group Inc.	5,297	391
Bristol-Myers Squibb Co.	15,335	363
Schering-Plough Corp.	11,611	221
* Genentech, Inc.	3,808	200
* Boston Scientific Corp.	4,959	197
Guidant Corp.	2,541	168
* Biogen Idec Inc.	2,696	165
* Zimmer Holdings, Inc.	1,980	156
Baxter International, Inc.	4,819	155
Cardinal Health, Inc.	3,405	149
* WellPoint Health Networks Inc. Class A	1,270	133
HCA Inc.	3,495	133
* Forest Laboratories, Inc.	2,941	132
Aetna Inc.	1,262	126
* Gilead Sciences, Inc.	3,350	125
* Caremark Rx, Inc.	3,511	113
* St. Jude Medical, Inc.	1,435	108
Becton, Dickinson & Co.	2,029	105
* Genzyme Corp.-General Division	1,816	99
Stryker Corp.	2,043	98
* Anthem, Inc.	1,103	96
Biomet, Inc.	1,887	88
Allergan, Inc.	1,082	78
* Medco Health Solutions, Inc.	2,203	68
Quest Diagnostics, Inc.	686	61
McKesson Corp.	2,213	57
* Laboratory Corp. of America Holdings	1,121	49
AmerisourceBergen Corp.	908	49
* MedImmune Inc.	1,923	46
C.R. Bard, Inc.	786	45
IMS Health, Inc.	1,778	43
Health Management Associates Class A	1,990	41
* Celgene Corp.	696	41
* Chiron Corp.	908	40
* Tenet Healthcare Corp.	3,697	40
* Varian Medical Systems, Inc.	1,096	38
Mylan Laboratories, Inc.	1,988	36
* Express Scripts Inc.	534	35
* Hospira, Inc.	1,106	34
* Sepracor Inc.	681	33
* Millennium Pharmaceuticals, Inc.	2,263	31
* Coventry Health Care Inc.	572	31
* Barr Pharmaceuticals Inc.	725	30
DENTSPLY International Inc.	574	30
Beckman Coulter, Inc.	524	29
* Patterson Cos	384	29
* IVAX Corp.	1,495	29
Bausch & Lomb, Inc.	392	26
* Lincare Holdings, Inc.	860	26
* Invitrogen Corp.	436	24
* ImClone Systems, Inc.	446	24
* Humana Inc.	1,156	23
* Watson Pharmaceuticals, Inc.	776	23
* Henry Schein, Inc.	352	22
Omnicare, Inc.	756	21
* King Pharmaceuticals, Inc.	1,738	21
* Health Net Inc.	838	21
* Community Health Systems, Inc.	768	20
* Triad Hospitals, Inc.	562	19
* Cephalon, Inc.	400	19
Manor Care, Inc.	624	19
* Millipore Corp.	376	18
Universal Health Services Class B	400	17
* Kinetic Concepts, Inc.	328	17
* WebMD Corp.	2,167	15
* ICOS Corp.	516	12

		11,156

Integrated Oils (5.1%)
ExxonMobil Corp.	51,776	2,502
ChevronTexaco Corp.	16,962	910
ConocoPhillips Co.	5,164	428
Occidental Petroleum Corp.	3,091	173
Marathon Oil Corp.	2,682	111
Unocal Corp.	2,041	88
Amerada Hess Corp.	695	62
Murphy Oil Corp.	706	61

		4,335

Other Energy (2.6%)
Schlumberger Ltd.	4,718	318
Anadarko Petroleum Corp.	2,012	134
Devon Energy Corp.	1,843	131
Apache Corp.	2,586	130
Burlington Resources, Inc.	3,113	127
Baker Hughes, Inc.	2,633	115
Halliburton Co.	3,407	115
* Transocean Inc.	2,570	92
Valero Energy Corp.	1,043	84
BJ Services Co.	1,273	67
XTO Energy, Inc.	1,961	64
EOG Resources, Inc.	963	63
Kerr-McGee Corp.	1,028	59
* Weatherford International Ltd.	1,080	55
* Nabors Industries, Inc.	1,136	54
* Smith International, Inc.	866	53
GlobalSantaFe Corp.	1,636	50
Sunoco, Inc.	662	49
* Noble Corp.	1,065	48
Williams Cos., Inc.	3,903	47
El Paso Corp.	4,993	46
ENSCO International, Inc.	1,214	40
Pioneer Natural Resources Co.	902	31
Chesapeake Energy Corp.	1,829	29
Equitable Resources, Inc.	524	28
Noble Energy, Inc.	405	24
Pogo Producing Co.	496	24
* Cooper Cameron Corp.	402	22
Patterson-UTI Energy, Inc.	1,132	22
* Rowan Cos., Inc.	794	21
* Evergreen Resources, Inc.	500	20
* National-Oilwell, Inc.	596	20
* Pride International, Inc.	832	16
Diamond Offshore Drilling, Inc.	442	15
Texas Genco Holdings, Inc.	117	5

		2,218

Materials & Processing (3.5%)
E.I. du Pont de Nemours & Co.	7,865	337
Dow Chemical Co.	7,357	332
Alcoa Inc.	6,898	232
Newmont Mining Corp. (Holding Co.)	3,500	159
International Paper Co.	3,661	148
Weyerhaeuser Co.	1,854	123
Masco Corp.	3,458	119
Praxair, Inc.	2,602	111
Air Products & Chemicals, Inc.	1,840	100
PPG Industries, Inc.	1,329	81
Monsanto Co.	2,070	75
Archer-Daniels-Midland Co.	4,314	73
Phelps Dodge Corp.	726	67
Georgia Pacific Group	1,831	66
Nucor Corp.	688	63
Freeport-McMoRan Copper & Gold, Inc. Class B	1,420	58
* American Standard Cos., Inc.	1,472	57
MeadWestvaco Corp.	1,644	52
Avery Dennison Corp.	740	49
Rohm & Haas Co.	1,128	48
Ecolab, Inc.	1,529	48
Sherwin-Williams Co.	966	42
Smurfit-Stone Container Corp.	2,041	40
Vulcan Materials Co.	752	38
Sigma-Aldrich Corp.	560	32
* Sealed Air Corp.	689	32
United States Steel Corp.	841	32
Fluor Corp.	693	31
Ball Corp.	824	31
Ashland, Inc.	547	31
The St. Joe Co.	632	30
Engelhard Corp.	1,058	30
* Pactiv Corp.	1,276	30
Eastman Chemical Co.	580	28
* Energizer Holdings, Inc.	584	27
Temple-Inland Inc.	379	25
Lyondell Chemical Co.	1,117	25
Bemis Co., Inc.	868	23
Sonoco Products Co.	736	19
Valspar Corp.	376	18
Bowater Inc.	400	15
* Jacobs Engineering Group Inc.	382	15
* Owens-Illinois, Inc.	816	13
Packaging Corp. of America	432	11
Lafarge North America Inc.	212	10
* International Steel Group, Inc.	172	6

		3,032

Producer Durables (4.0%)
United Technologies Corp.	4,061	379
The Boeing Co.	5,737	296
Caterpillar, Inc.	2,769	223
* Applied Materials, Inc.	13,321	220
Emerson Electric Co.	3,357	208
Illinois Tool Works, Inc.	2,103	196
Lockheed Martin Corp.	3,015	168
Northrop Grumman Corp.	2,600	139
Deere & Co.	1,993	129
Danaher Corp.	1,948	100
Ingersoll-Rand Co.	1,403	95
* Lexmark International, Inc.	1,077	90
* Xerox Corp.	6,210	87
Pitney Bowes, Inc.	1,866	82
* Agilent Technologies, Inc.	3,487	75
* KLA-Tencor Corp.	1,612	67
Dover Corp.	1,656	64
Parker Hannifin Corp.	932	55
Pulte Homes, Inc.	887	54
D. R. Horton, Inc.	1,639	54
Rockwell Collins, Inc.	1,365	51
Centex Corp.	938	47
Lennar Corp. Class A	977	47
Cooper Industries, Inc. Class A	732	43
* Waters Corp.	962	42
* Thermo Electron Corp.	1,290	35
W.W. Grainger, Inc.	580	33
* Novellus Systems, Inc.	1,140	30
KB HOME	344	29
Diebold, Inc.	564	26
* NVR, Inc.	46	25
Goodrich Corp.	807	25
American Power Conversion Corp.	1,416	25
Tektronix, Inc.	720	24
Pall Corp.	956	23
* LAM Research Corp.	1,049	23
* Alliant Techsystems, Inc.	340	21
Garmin Ltd.	466	20
* Teradyne, Inc.	1,373	18
Hubbell Inc. Class B	384	17
Molex, Inc. Class A	629	17
Molex, Inc.	416	12

		3,414

Technology (13.5%)
Microsoft Corp.	76,759	2,122
International Business Machines Corp.	13,309	1,141
Intel Corp.	51,136	1,026
* Cisco Systems, Inc.	53,525	969
* Dell Inc.	17,939	639
QUALCOMM Inc.	12,777	499
Hewlett-Packard Co.	22,857	428
* Oracle Corp.	30,651	346
Motorola, Inc.	18,543	334
Texas Instruments, Inc.	13,667	291
* EMC Corp.	19,052	220
* Symantec Corp.	2,517	138
General Dynamics Corp.	1,321	135
Raytheon Co.	3,305	126
* Corning, Inc.	10,687	118
* Apple Computer, Inc.	3,030	117
Analog Devices, Inc.	2,950	114
Maxim Integrated Products, Inc.	2,552	108
* Lucent Technologies, Inc.	33,198	105
* Sun Microsystems, Inc.	25,807	104
Computer Associates International, Inc.	3,710	98
Adobe Systems, Inc.	1,854	92
Linear Technology Corp.	2,465	89
* Juniper Networks, Inc.	3,554	84
Electronic Data Systems Corp.	3,977	77
Xilinx, Inc.	2,651	72
* Computer Sciences Corp.	1,500	71
* Intuit, Inc.	1,440	65
* Veritas Software Corp.	3,364	60
* Network Appliance, Inc.	2,582	59
* Flextronics International Ltd.	4,440	59
* Altera Corp.	2,933	57
Rockwell Automation, Inc.	1,482	57
L-3 Communications Holdings, Inc.	853	57
* Affiliated Computer Services, Inc. Class A	983	55
* Broadcom Corp.	1,986	54
* PeopleSoft, Inc.	2,621	52
* Micron Technology, Inc.	4,316	52
* Avaya Inc.	3,367	47
Autodesk, Inc.	939	46
Microchip Technology, Inc.	1,648	44
* National Semiconductor Corp.	2,848	44
* SanDisk Corp.	1,284	37
* Advanced Micro Devices, Inc.	2,869	37
* NCR Corp.	744	37
* Marvell Technology Group Ltd.	1,396	36
* JDS Uniphase Corp.	10,757	36
* Solectron Corp.	6,853	34
* Zebra Technologies Corp. Class A	529	32
Applera Corp.-Applied Biosystems Group	1,652	31
Harris Corp.	540	30
* Cadence Design Systems, Inc.	2,257	29
Scientific-Atlanta, Inc.	1,132	29
* Tellabs, Inc.	3,117	29
* Comverse Technology, Inc.	1,489	28
* McAfee Inc.	1,361	27
* Sanmina-SCI Corp.	3,867	27
* Jabil Circuit, Inc.	1,183	27
* Unisys Corp.	2,613	27
* Siebel Systems, Inc.	3,528	27
* BMC Software, Inc.	1,643	26
* Citrix Systems, Inc.	1,400	25
Seagate Technology	1,769	24
* Mercury Interactive Corp.	685	24
* Storage Technology Corp.	898	23
* QLogic Corp.	741	22
* Amphenol Corp.	640	22
Symbol Technologies, Inc.	1,722	22
* Novell, Inc.	3,054	19
* Ceridian Corp.	1,040	19
* BEA Systems, Inc.	2,715	19
* Synopsys, Inc.	1,113	18
Intersil Corp.	1,104	18
* NVIDIA Corp.	1,119	16
* Vishay Intertechnology, Inc.	1,228	16
* Ingram Micro, Inc. Class A	909	15
* Compuware Corp.	2,804	14
* LSI Logic Corp.	2,983	13
* Red Hat, Inc.	1,048	13
National Instruments Corp.	410	12
* Freescale Semiconductor Inc.	865	12
* Fairchild Semiconductor International, Inc.	868	12
* ADC Telecommunications, Inc.	6,462	12
* PMC Sierra Inc.	1,250	11
* 3Com Corp.	2,608	11
* UTStarcom, Inc.	657	11
* Agere Systems Inc. Class B	5,337	5
* CIENA Corp.	2,669	5
AVX Corp.	420	5
* Agere Systems Inc. Class A	4,454	5

		11,500

Utilities (7.3%)
Verizon Communications Inc.	21,890	862
SBC Communications Inc.	26,104	677
BellSouth Corp.	14,512	393
* Comcast Corp. Class A	10,230	289
* AT&T Wireless Services Inc.	18,297	270
Sprint Corp.	10,755	216
* Comcast Corp. Special Class A	7,059	197
* Nextel Communications, Inc.	8,142	194
Exelon Corp.	5,177	190
Southern Co.	5,756	173
Dominion Resources, Inc.	2,583	169
Duke Energy Corp.	7,316	167
ALLTEL Corp.	2,275	125
Entergy Corp.	1,826	111
TXU Corp.	2,283	109
FirstEnergy Corp.	2,576	106
* PG&E Corp.	3,292	100
FPL Group, Inc.	1,442	99
American Electric Power Co., Inc.	3,061	98
AT&T Corp.	6,175	88
Consolidated Edison Inc.	1,884	79
Public Service Enterprise Group, Inc.	1,856	79
Progress Energy, Inc.	1,847	78
Ameren Corp.	1,506	70
PPL Corp.	1,444	68
Edison International	2,279	60
Sempra Energy	1,646	60
Cinergy Corp.	1,415	56
DTE Energy Co.	1,318	56
Xcel Energy, Inc.	3,157	55
Constellation Energy Group, Inc.	1,320	53
Kinder Morgan, Inc.	830	52
* Cox Communications, Inc. Class A	1,568	52
KeySpan Corp.	1,272	50
* AES Corp.	4,711	47
NiSource, Inc.	2,067	43
* Qwest Communications International Inc.	11,871	40
CenturyTel, Inc.	1,115	38
* Cablevision Systems NY Group Class A	1,796	36
* NTL Inc.	580	36
Pepco Holdings, Inc.	1,642	33
Telephone & Data Systems, Inc.	384	32
Questar Corp.	684	31
Pinnacle West Capital Corp.	738	31
SCANA Corp.	819	31
Wisconsin Energy Corp.	928	30
Citizens Communications Co.	2,162	29
MCI Inc.	1,728	29
Energy East Corp.	1,144	29
CenterPoint Energy Inc.	2,216	23
* UnitedGlobalCom Inc. Class A	2,955	22
DPL Inc.	1,066	22
Northeast Utilities	1,064	21
TECO Energy, Inc.	1,511	20
MDU Resources Group, Inc.	773	20
NSTAR	392	19
Puget Energy, Inc.	840	19
* Nextel Partners, Inc.	878	15
* Level 3 Communications, Inc.	2,695	7
* U.S. Cellular Corp.	156	7

		6,211

Other (5.4%)
General Electric Co.	83,478	2,803
Tyco International Ltd.	15,843	486
3M Co.	5,926	474
Honeywell International Inc.	6,401	230
* Berkshire Hathaway Inc. Class B	62	178
Johnson Controls, Inc.	1,567	89
Fortune Brands, Inc.	1,124	83
Eaton Corp.	1,130	72
Textron, Inc.	948	61
ITT Industries, Inc.	703	56
Brunswick Corp.	723	33
Hillenbrand Industries, Inc.	490	25
SPX Corp.	582	21
ALLETE, Inc.	1	-

		4,611

TOTAL COMMON STOCKS
(Cost $86,919)		85,364

TEMPORARY CASH INVESTMENT (0.3%)
Vanguard Market Liquidity Fund, 1.74%**
(Cost $240)	240,013	240

TOTAL INVESTMENTS (100.3%)
(Cost $87,159)		85,604

OTHER ASSETS AND LIABILITIES—NET (-0.3%)		(233)

NET ASSETS (100%)		$85,371

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT--Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $87,159,000. Net unrealized depreciation of investment securities for tax purposes was $1,555,000, consisting of unrealized gains of $2,672,000 on securities that had risen in value since their purchase and $4,227,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.